Note 11 - Financial Instruments- Changes in Fair Value of Level 3 Measurements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Closing balance	$ 3,222
Closing balance	1,397
Warrant [Member]
Change in fair value of derivative instruments	(1,679)
Adjustment for cashless exercise of warrants, included in Additional paid-in capital line item of consolidated balance sheets	$ (146)